INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

9. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the condensed consolidated balance sheets:

Description	Cost or Amortized Cost December 31, 2024	Cost or Amortized Cost March 31, 2025	Estimated Fair Value December 31, 2024	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value March 31, 2025
Fixed Income	$9,289	$10,459	$9,370	$973	$116	$12	$10,471
Investment Certificate	79	83	79	4	-	-	83
Total	$9,368	$10,542	$9,449	$977	$116	$12	$10,554

Investment securities are recorded at fair value. The Company’s investment securities portfolio consists primarily of cash investments, debt securities issued by U.S. government agencies, local municipalities and certain corporate entities. The products in the Company’s investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other Comprehensive Income (Loss).

At each balance sheet date, the Company assesses available-for-sale securities in an unrealized loss position to determine whether the decline in fair value below amortized cost is a result of credit losses or other factors, whether the Company expects to recover the amortized cost of the security, the Company’s intent to sell and if it is more likely than not that the Company will be required to sell the securities before the recovery of amortized cost. For the fiscal years ended March 31, 2025 and December 31, 2024, no allowance for credit losses was recorded.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED